Tortoise AI Infrastructure ETF
Schedule of Investments
August 31, 2025 (Unaudited)

COMMON STOCKS - 97.5%	Shares	Value
Europe Electrical Infrastructure - 2.9%
Schneider Electric SE	420	$103,210

United States Connectivity Infrastructure - 25.8%
Arista Networks, Inc. (a)	1,122	153,209
Celestica, Inc. (a)	92	17,917
Ciena Corp. (a)	798	74,988
Dell Technologies, Inc. - Class C	1,311	160,139
NetApp, Inc.	626	70,607
nVent Electric PLC	1,414	127,811
Pure Storage, Inc. - Class A (a)	1,161	90,105
Seagate Technology Holdings PLC	955	159,867
Super Micro Computer, Inc. (a)	1,280	53,171
Western Digital Corp.	223	17,916
		925,730

United States Data Center Infrastructure - 26.7%
Applied Digital Corp. (a)	1,144	18,281
Cipher Mining, Inc. (a)	9,247	70,647
Digital Realty Trust, Inc.	748	125,395
Equinix, Inc.	136	106,922
IREN Ltd. (a)	4,145	109,760
MasTec, Inc. (a)	406	73,766
Modine Manufacturing Co. (a)	532	72,421
Primoris Services Corp.	770	91,284
Quanta Services, Inc.	380	143,625
Riot Platforms, Inc. (a)	5,273	72,556
Terawulf, Inc. (a)	7,807	73,776
		958,433

United States Electrical Infrastructure - 6.6%
Amphenol Corp. - Class A	336	36,577
Cummins, Inc.	135	53,789
GE Vernova, Inc.	238	145,887
		236,253

United States Mechanical Infrastructure - 9.2%
Carrier Global Corp.	784	51,117
Trane Technologies PLC	196	81,458
Vertiv Holdings Co. - Class A	1,540	196,427
		329,002

United States Natural Gas Pipelines - 3.4%
DT Midstream, Inc.	322	33,546
The Williams Companies, Inc.	1,546	89,483
		123,029

United States Oil and Gas Production - 5.9%
EQT Corp.	2,405	124,675
Expand Energy Corp.	922	89,231
		213,906

United States Power - 17.0%
Constellation Energy Corp.	292	89,930
Entergy Corp.	784	69,062
Evergy, Inc.	1,722	122,710
NRG Energy, Inc.	992	144,395
Southern Co.	546	50,396
Talen Energy Corp. (a)	113	42,818
Vistra Corp.	478	90,395
		609,706
TOTAL COMMON STOCKS (Cost $3,463,337)		3,499,269

MASTER LIMITED PARTNERSHIPS - 1.9%	Units	Value
United States Natural Gas Pipelines - 1.9%
Energy Transfer LP	3,934	69,710
TOTAL MASTER LIMITED PARTNERSHIPS (Cost $67,777)		69,710

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.6%	Shares	Value
First American Government Obligations Fund - Class X, 4.22%(b)	20,137	20,137
TOTAL MONEY MARKET FUNDS (Cost $20,137)		20,137

TOTAL INVESTMENTS - 100.0% (Cost $3,551,251)		3,589,116
Other Assets in Excess of Liabilities - 0.0% (c)		436
TOTAL NET ASSETS - 100.0%		$3,589,552
two		–%
Percentages are stated as a percent of net assets.		–%

LP - Limited Partnership
PLC - Public Limited Company

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of August 31, 2025.
(c)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of August 31, 2025 (Unaudited)

Tortoise AI Infrastructure ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of August 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$3,499,269	$–	$–	$3,499,269
Master Limited Partnerships	69,710	–	–	69,710
Money Market Funds	20,137	–	–	20,137
Total Investments	$3,589,116	$–	$–	$3,589,116

Refer to the Schedule of Investments for further disaggregation of investment categories.